Share-based Payments Arrangement - Black-Scholes Model and Related Assumptions used to Evaluate Options and Fair Value of Options by SENAO (Detail) - Senao International Co., Ltd. (SENAO) [Member]	May 07, 2013 TWD ($) yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Grant-date share price	$ 93.00
Exercise price	$ 93.00
Dividend yield	0.00%
Risk-free interest rate	0.91%
Expected life | yr	4.375
Expected volatility	36.22%
Weighted-average fair value of grants | $	$ 28.72